Inventories (Schedule Of Inventories) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Raw materials	$ 118,431	$ 89,640
Work-in-process	43,290	45,713
Finished goods	261,600	188,974
Total	$ 423,321	$ 324,327